Operating assets and liabilities -Intangible assets and property, plant and equipment - Intangible assets - Amortisation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	kr 1,446	kr 1,469	kr 1,000
Total amortisation	1,096	487	1,000
Total impairment losses	350	982	0
Cost of goods sold
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	369	916	208
Sales and distribution costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	40	24	15
Research and development costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	1,025	522	769
Administrative costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	10	3	2
Other operating income, net
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	kr 2	kr 4	kr 6